WARRANT LIABILITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Gain (loss) of change in fair value of warrants	$ 900	$ 800	$ 20
Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	1.06%
Expected dividend	0.00%
Expected life	6 months 10 days
Expected volatility	51.49%